Equity - Additional Information (Detail) $ in Millions, $ in Millions		6 Months Ended
	Nov. 25, 2020 CAD ($) shares	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value		$ 658	$ 500
Interest Rate		4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value		$ 1,250
Interest Rate		4.30%
Class B series thiry five preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	6,000,000
Redemption aggregate value	$ 156
Class B series thiry six preferred shares [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term	5 years
Number of shares redeemed | shares	600,000
Redemption aggregate value	$ 600